Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 59.7%
	Shares	Value ($)
U.S. Large Cap 59.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,710,003	222,674,400
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	16,482,015	449,629,373
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	8,808,381	220,561,857
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	4,990,684	227,575,166
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,295,987	231,038,173
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,880,840	220,243,931
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	18,402,451	446,995,543
Total		2,018,718,443
Total Equity Funds (Cost $1,545,381,001)		2,018,718,443

Exchange-Traded Fixed Income Funds 9.3%

Investment Grade 9.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,172,100	157,893,591
Vanguard Intermediate-Term Corporate Bond ETF	1,650,000	158,070,000
Total		315,963,591
Total Exchange-Traded Fixed Income Funds (Cost $306,847,812)		315,963,591

Fixed Income Funds 12.8%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,475,820	25,338,726
Investment Grade 12.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,753,571	86,607,386
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,548,342	25,228,584
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,678,195	20,406,850
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,354,258	25,261,191
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,300,524	83,444,992
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	7,087,632	80,515,495
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,129,478	11,622,328
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	6,440,507	74,709,889
Total		407,796,715
Total Fixed Income Funds (Cost $408,357,656)		433,135,441

Residential Mortgage-Backed Securities - Agency 30.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	2.500%	293,100,000	306,060,516
10/19/2035- 10/14/2050	3.000%	545,988,000	572,413,971
10/14/2050	3.500%	142,500,000	150,242,870
Total Residential Mortgage-Backed Securities - Agency (Cost $1,031,176,558)			1,028,717,357

Options Purchased Puts 1.0%
Value ($)
(Cost $37,399,585)	34,620,925

Money Market Funds 14.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(d)	499,754,349	499,704,373
Total Money Market Funds (Cost $499,694,914)		499,704,373
Total Investments in Securities (Cost: $3,828,857,526)		4,330,860,130
Other Assets & Liabilities, Net		(946,726,483)
Net Assets		3,384,133,647
At September 30, 2020, securities and/or cash totaling $90,737,232 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	817	12/2020	USD	136,929,200	886,461	—
U.S. Long Bond	1,048	12/2020	USD	184,742,750	—	(1,745,987)
U.S. Treasury 10-Year Note	1,429	12/2020	USD	199,390,156	97,618	—
U.S. Treasury 2-Year Note	420	12/2020	USD	92,803,594	18,890	—
U.S. Treasury 5-Year Note	1,733	12/2020	USD	218,412,156	91,239	—
U.S. Ultra Treasury Bond	334	12/2020	USD	74,085,375	—	(1,138,439)
Total					1,094,208	(2,884,426)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(4,243)	12/2020	USD	(711,126,800)	—	(4,656,608)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	336,300,000	1,000	2,800.00	12/17/2021	16,808,111	18,395,000
S&P 500 Index	JPMorgan	USD	274,084,500	815	2,600.00	12/17/2021	13,844,114	11,405,925
S&P 500 Index	JPMorgan	USD	134,520,000	400	2,500.00	12/17/2021	6,747,360	4,820,000
Total							37,399,585	34,620,925

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	495,000,000	(524,013)	—	—	—	(524,013)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	673,395,132	1,569,099,079	(1,742,806,392)	16,554	499,704,373	—	1,427	3,231,645	499,754,349
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	196,936,969	29,361,270	(13,481,430)	9,857,591	222,674,400	—	157,422	—	3,710,003
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	22,477,582	4,404,206	(559,309)	(983,753)	25,338,726	—	(41,412)	1,194,800	3,475,820
2	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	76,698,396	8,937,132	(2,759,013)	3,730,871	86,607,386	973,779	45,732	2,407,233	7,753,571
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	394,041,712	56,073,892	(31,190,638)	30,704,407	449,629,373	—	1,343,394	—	16,482,015
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	22,486,366	2,995,100	(573,907)	321,025	25,228,584	—	242	663,787	2,548,342
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	18,290,049	1,630,359	(1,334,638)	1,821,080	20,406,850	294,747	146,533	526,360	1,678,195
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	197,282,413	53,092,199	(19,971,366)	(9,841,389)	220,561,857	—	(1,511,053)	—	8,808,381
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	22,501,608	3,221,512	(692,662)	230,733	25,261,191	88,315	7,866	641,516	2,354,258
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	74,322,559	8,490,917	(2,263,169)	2,894,685	83,444,992	—	(5,589)	1,599,424	7,300,524
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	196,598,041	10,815,709	(19,619,568)	39,780,984	227,575,166	—	3,795,485	—	4,990,684
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	196,450,873	8,805,623	(51,977,353)	77,759,030	231,038,173	—	16,370,797	—	4,295,987
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	197,201,156	61,118,788	(15,717,283)	(22,358,730)	220,243,931	—	(2,019,725)	—	9,880,840
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	71,729,830	9,282,042	(2,737,511)	2,241,134	80,515,495	1,287,419	64,951	1,820,491	7,087,632
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	10,375,742	1,587,536	(342,457)	1,507	11,622,328	35,875	5,205	329,116	1,129,478
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	66,501,891	8,002,214	(2,467,614)	2,673,398	74,709,889	655,750	57,010	1,500,378	6,440,507
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	393,925,365	60,078,247	(24,429,531)	17,421,462	446,995,543	—	132,984	—	18,402,451
Total	2,831,215,684			156,270,589	2,951,558,257	3,335,885	18,551,269	13,914,750

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2020	3